Inventories - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Addition for the year	€ 164,852,000	€ 130,911,000	€ 60,300,000
Profit on sale of inventories previously written down	0	2,300,000
Cost of sales [Member]
Inventory [Line Items]
Addition for the year	155,400,000	125,200,000
Research and development costs [Member]
Inventory [Line Items]
Addition for the year	€ 9,500,000	€ 5,700,000